CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues (Note 15)	$ 23,523	$ 24,205	$ 24,478
EXPENSES:
Voyage expenses (including $310, $302 and $295 respectively, to related party) (Note 5)	596	495	508
Vessel operating expenses (including $13, $14 and $9 respectively, to related party) (Note 5 and 11)	4,396	4,655	4,816
Vessel depreciation (Note 4)	4,180	4,181	4,480
Management fees-related party (Note 5)	688	567	550
General and administrative expenses (Note 5)	1,263	1,887	1,688
Operating income	12,400	12,420	12,436
OTHER INCOME/ (EXPENSES):
Interest and finance costs (including $310, $302 and $19 respectively, to related parties) (Note 5 and 12)	(8,262)	(6,501)	(5,867)
Loss on derivative financial instruments	(1,555)	0	0
Interest income	62	25	62
Total other expenses, net	(9,755)	(6,476)	(5,805)
Net Income	2,645	5,944	6,631
Comprehensive income attributable to common shareholders	$ 2,645	$ 5,944	$ 6,631
Earnings per common share, basic (in dollars per share)	$ 49.07	$ 454.96	$ 507.54
Earnings per common share, diluted (in dollars per share)	$ 49.07	$ 454.96	$ 507.54